CERTIFICATION
                                  -------------




     Pursuant to Rule 497(j), Regions Morgan Keegan Select Funds (1933 Act File No. 33-44737, 1940 Act File No. 811-06511) ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information for Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund used with respect to the Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 44 ("Post-Effective Amendment No. 44") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 44 was filed electronically.





                                           Regions Morgan Keegan Select Funds



Dated:  February 18, 2005                  By:   /s/ Charles D. Maxwell
                                                 ----------------------
                                                 Charles D. Maxwell
                                                 Secretary